Segment Reporting (Schedule Of Operating Information, Segment) (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Net revenues accounted for by individual client, maximum percentage	10.00%	10.00%	10.00%